Share-Based Payments - Assumptions of Warrants (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Share-Based Payments
Expected term (in years)	6 years 6 months
Expected volatility	85.00%
Minimum
Share-Based Payments
Expected term (in years)	5 years
Risk-free interest rate	4.60%	3.97%
Share price	$ 0.60	$ 1.71
Maximum
Share-Based Payments
Expected term (in years)	7 years
Risk-free interest rate	4.61%	4.06%
Share price	$ 1.78	$ 3.03
Warrants
Share-Based Payments
Expected term (in years)			6 years 6 months
Risk-free interest rate			3.66%
Expected volatility			85.00%
Share price			$ 2.10